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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/14

Item 1. Schedule of Investments.

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	ESC-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.19%

Austria–0.96%

Semperit AG Holding	99,881	$ 4,604,464

Belgium–2.36%

Kinepolis Group N.V.	160,385	6,155,270
Van de Velde N.V.	105,906	5,144,382
		11,299,652

Finland–0.49%

Saga Furs Oyj	67,000	2,327,078

France–23.49%

Akka Technologies S.A.	118,800	4,021,190
Assystem	190,000	3,995,501
Boiron S.A.	74,500	6,224,285
Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	4,963,581
Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	3,071,017
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	42,988	5,236,641
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	312,270	6,475,478
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	17,300	3,312,541
Cegid Group	135,000	5,045,243
Constuctions Industrielles de la Mediterranee S.A.	80,972	8,795,017
GEA	39,000	3,482,470
Gerard Perrier Industrie S.A.	163,600	5,785,550
Linedata Services (a)	486,700	12,785,804
Maisons France Confort S.A.	112,990	4,154,182
Manutan International	93,000	4,748,867
Metropole Television S.A.	212,460	3,432,030
Neurones	168,000	2,707,906
Sopra Group S.A.	40,191	3,643,712
Tessi S.A.	68,094	7,419,455
Total Gabon	8,432	4,062,391
Trigano S.A. (b)	184,988	4,219,536
Vicat S.A.	73,600	4,764,965
		112,347,362

Germany–10.88%

Amadeus Fire AG	41,000	2,866,707
CANCOM S.E.	144,170	5,595,525
CENIT AG (a)	463,575	6,791,745
CTS Eventim AG & Co. KGaA	96,000	2,712,318
MorphoSys AG (b)	142,284	13,961,258
Nemetschek AG	66,775	6,434,900
Nexus AG	366,831	5,550,424
SMT Scharf AG	89,110	1,901,159
Softing AG	103,986	1,916,824

	Shares	Value

Germany–(continued)

Takkt AG	253,690	$ 4,328,744
		52,059,604

Greece–0.90%

Autohellas S.A.	207,551	2,199,329
Karelia Tobacco Co. Inc. S.A.	7,255	2,107,505
		4,306,834

Ireland–9.12%

Abbey PLC	112,167	1,549,978
CPL Resources PLC	582,792	5,145,103
DCC PLC	217,365	12,016,219
Fyffes PLC	4,410,483	6,016,075
IFG Group PLC	1,096,500	2,188,110
Origin Enterprises PLC	672,112	6,536,356
Total Produce PLC	8,216,323	10,169,672
		43,621,513

Israel–2.06%

Hilan Ltd.	517,409	4,213,168
Vizrt Ltd.	1,221,772	5,647,548
		9,860,716

Italy–4.69%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	733,532	13,970,880
EI Towers S.p.A. (b)	10,000	530,586
El.En. S.p.A.	120,000	3,485,880
Vianini Lavori S.p.A.	615,570	4,464,951
		22,452,297

Netherlands–0.32%

Sligro Food Group N.V.	39,685	1,531,482

Norway–8.63%

Bonheur ASA	283,997	4,519,446
Ekornes ASA	505,214	5,995,544
Ganger Rolf ASA	320,785	5,167,348
Kongsberg Gruppen ASA	256,721	5,853,456
Prosafe S.E.	1,318,248	7,702,873
Telio Holding ASA	894,256	5,984,718
Wilh. Wilhelmsen Holdings ASA – Class A	223,153	6,077,908
		41,301,293

Portugal–0.15%

Conduril - Engenharia S.A.	6,951	702,329

Spain–2.46%

Baron de Ley, S.A. (b)	55,000	5,050,106
Construcciones y Auxiliar de Ferrocarriles S.A.	9,251	3,086,847
Duro Felguera, S.A.	766,300	3,641,214
		11,778,167

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Switzerland–4.79%

APG SGA S.A.	13,400	$ 4,035,299
Aryzta AG	55,693	4,803,937
Carlo Gavazzi Holding AG	14,425	3,594,540
Kardex AG	146,348	6,367,234
Kuoni Reisen Holding AG	15,190	4,112,931
		22,913,941

Turkey–1.63%

Yazicilar Holding A.S. -Class A	864,364	7,814,253

United Kingdom–15.25%

Catlin Group Ltd.	881,081	7,450,462
Chime Communications PLC	724,538	3,429,893
City of London Investment Group PLC	900,000	4,596,102
Clarkson PLC	124,788	4,766,897
Diploma PLC	222,327	2,485,210
Fairpoint Group PLC	1,852,500	4,174,549
Halma PLC	470,966	4,651,720
Hargreaves Services PLC	339,000	3,132,645
IG Group Holdings PLC	591,373	5,699,673
Informa PLC	524,368	4,157,016
Micro Focus International PLC	341,462	5,867,929
SafeStyle UK PLC	1,450,000	4,101,201
Savills PLC	616,600	6,112,749
Tribal Group PLC	1,145,117	3,165,271
Tullett Prebon PLC	1,054,902	4,583,355
Ultra Electronics Holdings PLC	159,908	4,571,104
		72,945,776
Total Common Stocks & Other Equity Interests (Cost $375,847,348)		421,866,761

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2014 was $19,577,549, which represented 4.09% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

	Shares	Value

Money Market Funds–11.26%

Liquid Assets Portfolio – Institutional Class (c)	26,937,317	$ 26,937,317
Premier Portfolio – Institutional Class (c)	26,937,318	26,937,318
Total Money Market Funds (Cost $53,874,635)		53,874,635
TOTAL INVESTMENTS–99.45% (Cost $429,721,983)		475,741,396
OTHER ASSETS LESS LIABILITIES–0.55%		2,652,338
NET ASSETS–100.00%		$478,393,734

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $76,409,056 and from Level 2 to Level 1 of $27,184,084, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Austria	$4,604,464	$--	$--	$4,604,464
Belgium	5,144,382	6,155,270	--	11,299,652
Finland	2,327,078	--	--	2,327,078
France	84,110,736	28,236,626	--	112,347,362
Germany	50,158,445	1,901,159	--	52,059,604
Greece	4,306,834	--	--	4,306,834
Ireland	31,605,294	12,016,219	--	43,621,513
Israel	9,860,716	--	--	9,860,716
Italy	17,987,346	4,464,951	--	22,452,297
Netherlands	1,531,482	--	--	1,531,482
Norway	29,078,974	12,222,319	--	41,301,293
Portugal	702,329	--	--	702,329
Spain	5,050,106	6,728,061	--	11,778,167
Switzerland	16,546,707	6,367,234	--	22,913,941
Turkey	--	7,814,253	--	7,814,253
United Kingdom	47,404,392	25,541,384	--	72,945,776
United States	53,874,635	--	--	53,874,635
Total Investments	$364,293,920	$111,447,476	$--	$475,741,396

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended September 30, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/14	Dividend Income
CENIT AG	$5,245,462	$1,454,022	$--	$92,261	$--	$6,791,745	$--
Linedata Services	15,226,746	--	--	(2,440,942)	--	12,785,804	--

Total	$20,472,208	$1,454,022	$--	$(2,348,681)	$--	$19,577,549	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $63,831,574 and $99,998,737, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,006,704
Aggregate unrealized (depreciation) of investment securities	(25,669,540)
Net unrealized appreciation of investment securities	$45,337,164
Cost of investments for tax purposes is $430,404,232.

Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	GCE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.51%

Canada–0.82%

Toronto-Dominion Bank (The)	192,573	$ 9,503,982

Finland–1.42%

Sampo Oyj -Class A	342,593	16,592,740

France–7.76%

BNP Paribas S.A.	88,788	5,871,178
Casino Guichard-Perrachon S.A.	81,247	8,730,745
Danone	338,034	22,566,292
Edenred	245,967	6,060,618
Lafarge S.A.	43,485	3,121,762
LVMH Moet Hennessy Louis Vuitton S.A.	87,574	14,195,258
Publicis Groupe S.A.	92,262	6,326,546
Sanofi	210,690	23,768,082
		90,640,481

Germany–0.68%

Siemens AG	66,542	7,931,095

Israel–1.29%

Teva Pharmaceutical Industries Ltd. -ADR	279,435	15,019,631

Italy–1.31%

Fiat S.p.A. (a)(b)	711,257	6,863,146
Fiat S.p.A. -Rts. (a)(b)	711,257	0
Prada S.p.A.	1,377,900	8,366,988
		15,230,134

Japan–9.82%

Asahi Group Holdings, Ltd.	319,929	9,256,266
FANUC Corp.	15,200	2,745,619
Isuzu Motors Ltd.	1,124,000	15,885,840
KDDI Corp.	158,200	9,510,464
Komatsu Ltd. (a)	667,300	15,433,632
Mitsubishi Corp. (a)	746,100	15,292,619
Mitsubishi UFJ Financial Group, Inc.	2,167,631	12,270,506
Mizuho Financial Group, Inc. (a)	6,681,500	11,941,847
Sumitomo Corp. (a)	1,077,000	11,895,357
Tokio Marine Holdings, Inc.	334,000	10,372,479
		114,604,629

Netherlands–2.66%

Heineken N.V.	196,421	14,668,776
Koninklijke Philips N.V.	514,900	16,391,789
		31,060,565

Sweden–2.41%

Sandvik AB (a)	1,105,835	12,401,547
SKF AB -Class B	753,199	15,728,828
		28,130,375

	Shares	Value

Switzerland–4.73%

ABB Ltd.	1,125,462	$ 25,181,170
Roche Holding AG	73,362	21,722,640
TE Connectivity Ltd.	151,009	8,349,288
		55,253,098

Taiwan–1.29%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,795,000	15,104,013

United Kingdom–11.71%

British American Tobacco PLC	169,291	9,515,950
British Sky Broadcasting Group PLC	952,174	13,542,375
Diageo PLC	383,369	11,085,063
GlaxoSmithKline PLC -ADR	313,555	14,414,123
Imperial Tobacco Group PLC	224,274	9,647,664
Kingfisher PLC	2,104,298	11,029,213
Liberty Global PLC -Series A (a)(b)	200,773	8,540,883
Liberty Global PLC -Series C (b)	213,091	8,739,928
London Stock Exchange Group PLC	217,547	6,575,956
National Grid PLC	634,517	9,098,194
Rio Tinto PLC	456,870	22,453,643
Standard Chartered PLC	655,271	12,071,707
		136,714,699

United States–52.61%

Abercrombie & Fitch Co. -Class A	299,312	10,876,998
ACE Ltd.	89,139	9,348,007
Amazon.com, Inc. (b)	10,998	3,546,195
American Express Co.	378,420	33,126,887
Amphenol Corp. -Class A	97,924	9,778,691
Archer-Daniels-Midland Co.	211,961	10,831,207
Berkshire Hathaway Inc. -Class A (b)	170	35,173,000
Cabot Oil & Gas Corp.	398,066	13,012,778
Cameron International Corp. (b)	115,780	7,685,476
Celgene Corp. (b)	183,302	17,373,364
Cisco Systems, Inc.	350,429	8,820,298
CMS Energy Corp.	302,971	8,986,120
Concho Resources Inc. (b)	128,415	16,101,957
Dick’s Sporting Goods, Inc.	199,959	8,774,201
Dow Chemical Co. (The)	185,052	9,704,127
Eaton Corp. PLC	171,323	10,856,739
EMC Corp.	686,464	20,085,937
EOG Resources, Inc.	132,104	13,080,938
Express Scripts Holding Co. (b)	152,845	10,795,442
First Republic Bank	387,425	19,131,046
Freeport-McMoRan Inc.	256,111	8,362,024
GameStop Corp. -Class A (a)	329,425	13,572,310
Gilead Sciences, Inc. (b)	80,174	8,534,522
Halliburton Co.	127,637	8,233,863
HCA Holdings, Inc. (b)	347,418	24,499,917
International Business Machines Corp.	151,935	28,841,821
Johnson Controls, Inc.	176,403	7,761,732
Kroger Co. (The)	182,289	9,479,028

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Las Vegas Sands Corp.	107,845	$ 6,709,037
Linear Technology Corp.	187,949	8,343,056
Macy’s, Inc.	252,768	14,706,042
Marsh & McLennan Cos., Inc.	285,339	14,934,643
Microsoft Corp.	192,924	8,943,957
Moody’s Corp.	195,406	18,465,867
Mosaic Co. (The)	175,822	7,808,255
Noble Energy, Inc.	130,256	8,904,300
Northern Trust Corp.	307,617	20,927,185
Parker Hannifin Corp.	70,298	8,024,517
Perrigo Co. PLC	61,897	9,296,310
Philip Morris International Inc.	107,523	8,967,418
Progressive Corp. (The)	790,616	19,986,772
QUALCOMM, Inc.	258,063	19,295,371
ResMed Inc. (a)	461,737	22,749,782
Tenet Healthcare Corp. (b)	202,084	12,001,769
Weatherford International PLC (b)	170,146	3,539,037
Yum! Brands, Inc.	198,131	14,261,469
		614,239,412
Total Common Stocks & Other Equity Interests (Cost $1,093,462,312)		1,150,024,854

Money Market Funds–0.97%

Liquid Assets Portfolio – Institutional Class (c)	5,627,211	5,627,211
Premier Portfolio – Institutional Class (c)	5,627,211	5,627,211
Total Money Market Funds (Cost $11,254,422)		11,254,422
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.48% (Cost $1,104,716,734)		1,161,279,276

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–6.37%

Liquid Assets Portfolio - Institutional Class (Cost $74,412,660)(c)(d)	74,412,660	74,412,660
TOTAL INVESTMENTS–105.85% (Cost $1,179,129,394)		1,235,691,936
OTHER ASSETS LESS LIABILITIES–(5.85)%		(68,245,290)
NET ASSETS–100.00%		$1,167,446,646

Investment Abbreviations:

ADR	—American Depositary Receipt
Rts.	—Rights

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$70,692,576	$(70,692,576)	$--

  *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $162,151,713 and from Level 2 to Level 1 of $70,441,921, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$9,503,982	$--	$--	$9,503,982
Finland	--	16,592,740	--	16,592,740
France	--	90,640,481	--	90,640,481
Germany	7,931,095	--	--	7,931,095
Israel	15,019,631	--	--	15,019,631
Italy	15,230,134	--	--	15,230,134
Japan	52,831,821	61,772,808	--	114,604,629
Netherlands	--	31,060,565	--	31,060,565
Sweden	15,728,828	12,401,547	--	28,130,375
Switzerland	8,349,288	46,903,810	--	55,253,098
Taiwan	--	15,104,013	--	15,104,013
United Kingdom	54,148,577	82,566,122	--	136,714,699
United States	699,906,494	--	--	699,906,494
Total Investments	$878,649,850	$357,042,086	$--	$1,235,691,936

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $1,279,886,983 and $1,390,515,662, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$97,655,717
Aggregate unrealized (depreciation) of investment securities	(45,047,936)
Net unrealized appreciation of investment securities	$52,607,781
Cost of investments for tax purposes is $1,183,084,155.

Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	ISC-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.47%

Bermuda–2.32%

Wilson Sons Ltd. -BDR	890,300	$ 11,929,344

Brazil–3.88%

Diagnosticos da America S.A.	659,400	3,272,891

Fleury S.A.	1,666,600	9,633,723
Totvs S.A.	465,700	7,067,590
		19,974,204

Canada–20.33%

Brookfield Real Estate Services, Inc.	375,300	4,651,454
Calian Technologies Ltd.	367,000	6,111,751
Calvalley Petroleum Inc. -Class A	2,828,621	3,283,514
Cequence Energy Ltd. (a)	2,575,000	4,207,742
COM DEV International Ltd.	1,555,900	4,932,088
Dorel Industries Inc. -Class B	134,355	4,013,014
Epsilon Energy Ltd. (a)	1,204,800	4,561,436
Glentel, Inc.	456,200	4,317,993
Hammond Power Solutions Inc.	249,800	1,630,537
Horizon North Logistics Inc.	786,000	3,565,390
Major Drilling Group International Inc.	643,284	3,791,119
Onex Corp.	157,299	8,758,966
Paramount Resources Ltd. -Class A (a)	247,455	14,174,692
Total Energy Services Inc.	742,790	13,795,903
TransGlobe Energy Corp.	1,356,422	8,248,267
Trilogy Energy Corp.	290,500	6,578,337
Wi-LAN Inc.	2,189,700	7,899,266
		104,521,469

China–0.03%

Franshion Properties China Ltd.	610,000	148,478

Egypt–0.94%

Eastern Tobacco	192,320	4,841,852

France–3.93%

Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	125,000	2,592,099
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,802,779
Metropole Television S.A.	373,600	6,035,048
Precia S.A.	22,601	2,711,781
Vicat S.A.	93,300	6,040,371
		20,182,078

Germany–5.59%

CTS Eventim AG & Co. KGaA	184,000	5,198,609
MorphoSys AG (a)	212,514	20,852,399
Takkt AG	157,000	2,678,911
		28,729,919

	Shares	Value

Hong Kong–2.43%

First Pacific Co. Ltd.	11,988,000	$12,471,900

Ireland–3.66%

DCC PLC	272,895	15,085,989
Total Produce PLC	3,000,000	3,713,220
		18,799,209

Italy–3.11%

Ansaldo STS S.p.A.	318,422	3,597,384
Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	650,910	12,397,258
		15,994,642

Japan–4.82%

EXEDY Corp.	225,500	5,709,980
Nippon Ceramic Co., Ltd.	617,100	9,211,203
THK Co., Ltd.	395,000	9,832,680
		24,753,863

Malaysia–2.06%

IGB Corp. Berhad	12,128,471	10,610,795

Netherlands–0.61%

Aalberts Industries N.V.	121,823	3,151,063

New Zealand–1.16%

Freightways Ltd.	1,492,274	5,941,593

Norway–3.31%

Bonheur ASA	313,995	4,996,826
Prosafe S.E.	1,257,521	7,348,029
TGS Nopec Geophysical Co. ASA	183,066	4,651,262
		16,996,117

Philippines–3.89%

Energy Development Corp.	61,851,350	11,128,153
First Gen Corp.	13,945,141	8,358,091
Manila Water Co., Inc.	812,600	533,119
		20,019,363

Spain–0.35%

Duro Felguera, S.A.	377,000	1,791,384

Switzerland–2.73%

Aryzta AG	60,513	5,219,698
Kuoni Reisen Holding AG	15,400	4,169,792
Tecan Group AG	44,029	4,634,874
		14,024,364

Thailand–2.27%

Major Cineplex Group PCL	9,097,600	6,754,980
Siam Commercial Bank PCL (The)	875,500	4,900,566
		11,655,546

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Turkey–0.63%

Yazicilar Holding A.S. -Class A	358,400	$ 3,240,103

United Kingdom–16.47%

Amlin PLC	687,216	4,830,088
Catlin Group Ltd.	881,771	7,456,296
Clarkson PLC	142,000	5,424,394
Halma PLC	736,283	7,272,250
HomeServe PLC	883,342	4,578,341
IG Group Holdings PLC	985,373	9,497,059
Informa PLC	906,491	7,186,360
Jupiter Fund Management PLC.	676,000	3,869,544
Lancashire Holdings Ltd.	640,465	6,636,588
Micro Focus International PLC	619,978	10,654,148
Savills PLC	606,900	6,016,587
Tullett Prebon PLC	1,417,698	6,159,637
Ultra Electronics Holdings PLC	178,278	5,096,226
		84,677,518

United States–1.95%

Mitel Networks Corp. (a)	1,094,760	10,010,128
Total Common Stocks & Other Equity Interests (Cost $333,170,171)		444,464,932

Money Market Funds–12.13%

Liquid Assets Portfolio – Institutional Class (b)	31,173,408	31,173,408
Premier Portfolio – Institutional Class (b)	31,173,408	31,173,408
Total Money Market Funds (Cost $62,346,816)		62,346,816
TOTAL INVESTMENTS–98.60% (Cost $395,516,988)		506,811,748
OTHER ASSETS LESS LIABILITIES–1.40%		7,220,205
NET ASSETS–100.00%		$ 514,031,953

Investment Abbreviations:

BDR         — Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $69,139,140 and from Level 2 to Level 1 of $54,838,407, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Bermuda	$11,929,344	$—	$—	$11,929,344
Brazil	19,974,204	—	—	19,974,204
Canada	104,521,469	—	—	104,521,469
China	148,478	—	—	148,478
Egypt	4,841,852	—	—	4,841,852
France	17,589,979	2,592,099	—	20,182,078
Germany	28,729,919	—	—	28,729,919
Hong Kong	—	12,471,900	—	12,471,900
Ireland	3,713,220	15,085,989	—	18,799,209
Italy	15,994,642	—	—	15,994,642
Japan	24,753,863	—	—	24,753,863
Malaysia	10,610,795	—	—	10,610,795
Netherlands	—	3,151,063	—	3,151,063
New Zealand	5,941,593	—	—	5,941,593
Norway	—	16,996,117	—	16,996,117
Philippines	20,019,363	—	—	20,019,363
Spain	—	1,791,384	—	1,791,384
Switzerland	14,024,364	—	—	14,024,364
Thailand	—	11,655,546	—	11,655,546
Turkey	—	3,240,103	—	3,240,103
United Kingdom	44,092,131	40,585,387	—	84,677,518
United States	72,356,944	—	—	72,356,944
Total Investments	$399,242,160	$107,569,588	$—	$506,811,748

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $76,977,793 and $143,704,697, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$137,629,953
Aggregate unrealized (depreciation) of investment securities	(28,420,962)
Net unrealized appreciation of investment securities	$109,208,991
Cost of investments for tax purposes is $397,602,757.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	SCE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.55%

Apparel Retail–0.96%

ANN Inc. (b)	305,363	$ 12,559,580

Apparel, Accessories & Luxury Goods–1.03%

Columbia Sportswear Co.	378,504	13,542,873

Application Software–3.98%

Bottomline Technologies (de), Inc. (b)	398,382	10,991,359
Cadence Design Systems, Inc. (b)	831,171	14,304,453
MicroStrategy Inc. -Class A (b)	101,721	13,309,176
SS&C Technologies Holdings, Inc. (b)	309,304	13,575,352
	52,180,340

Asset Management & Custody Banks–2.06%

Artisan Partners Asset Management, Inc. -Class A	222,160	11,563,428
Janus Capital Group Inc. (c)	1,062,133	15,443,414
	27,006,842

Automobile Manufacturers–0.99%

Thor Industries, Inc.	251,061	12,929,641

Automotive Retail–1.01%

Penske Automotive Group, Inc.	326,038	13,233,882

Biotechnology–0.92%

Cubist Pharmaceuticals, Inc. (b)(c)	182,442	12,103,202

Broadcasting–0.78%

Nexstar Broadcasting Group, Inc. -Class A (c)	252,771	10,217,004

Building Products–2.43%

Apogee Enterprises, Inc.	391,716	15,590,297
Trex Co., Inc. (b)	470,068	16,250,251
	31,840,548

Communications Equipment–1.69%

ARRIS Group Inc. (b)	484,238	13,730,568
Finisar Corp. (b)(c)	505,628	8,408,594
	22,139,162

Construction & Engineering–1.98%

Dycom Industries, Inc. (b)	428,230	13,150,943
Primoris Services Corp.	477,887	12,826,487
	25,977,430

Construction Materials–1.35%

Eagle Materials Inc.	173,710	17,688,889

Data Processing & Outsourced Services–1.08%

Jack Henry & Associates, Inc.	253,760	14,124,282

	Shares	Value

Diversified Chemicals–0.78%

FMC Corp.	178,606	$ 10,214,477

Diversified REIT’s–0.98%

Cousins Properties, Inc.	1,077,500	12,876,125

Electrical Components & Equipment–1.17%

EnerSys	261,978	15,362,390

Electronic Components–0.87%

Belden Inc.	179,190	11,471,744

Electronic Equipment & Instruments–1.50%

Coherent, Inc. (b)	184,551	11,325,895
FEI Co.	109,990	8,295,446
		19,621,341

Electronic Manufacturing Services–0.94%

Sanmina Corp. (b)	588,713	12,280,553

Environmental & Facilities Services–2.08%

Team, Inc. (b)	311,818	11,821,020
Waste Connections, Inc.	319,475	15,500,927
		27,321,947

Food Distributors–0.76%

United Natural Foods, Inc. (b)	163,009	10,018,533

Gas Utilities–1.15%

UGI Corp.	441,908	15,064,627

Health Care Distributors–0.91%

PharMerica Corp. (b)	486,710	11,890,325

Health Care Equipment–1.84%

Globus Medical, Inc. -Class A (b)	559,359	11,002,591
Wright Medical Group, Inc. (b)	433,729	13,141,989
		24,144,580

Health Care Facilities–3.08%

Community Health Systems Inc. (b)	234,103	12,826,503
Kindred Healthcare, Inc.	556,697	10,799,922
LifePoint Hospitals, Inc. (b)	242,745	16,795,527
		40,421,952

Health Care Services–1.71%

Premier Inc. -Class A (b)	257,249	8,453,202
Team Health Holdings, Inc. (b)	242,057	$14,036,886
		22,490,088

Health Care Supplies–1.81%

Alere, Inc. (b)	390,304	15,135,989
Haemonetics Corp. (b)	246,883	8,621,154
		23,757,143

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Health Care Technology–0.91%

HMS Holdings Corp. (b)	631,701	$ 11,907,564

Home Furnishings–0.72%

La-Z-Boy Inc.	480,385	9,506,819

Homebuilding–0.80%

Beazer Homes USA, Inc. (b)	626,743	10,516,748

Homefurnishing Retail–0.43%

Pier 1 Imports, Inc.	476,394	5,664,325

Hotel and Resort REIT’s–1.15%

LaSalle Hotel Properties	439,096	15,034,647

Industrial Machinery–2.75%

Albany International Corp. -Class A	377,091	12,836,178
TriMas Corp. (b)	376,457	9,159,199
Watts Water Technologies, Inc. -Class A	241,222	14,051,181
	36,046,558

Internet Software & Services–1.74%

Conversant, Inc. (b)	524,529	17,965,118
SciQuest, Inc. (b)	320,735	4,823,854
	22,788,972

Investment Banking & Brokerage–2.12%

E*TRADE Financial Corp. (b)	709,643	16,030,835
Evercore Partners Inc. -Class A	251,100	11,801,700
	27,832,535

IT Consulting & Other Services–1.02%

CACI International Inc. -Class A (b)	187,528	13,365,121

Life & Health Insurance–1.00%

StanCorp Financial Group, Inc.	208,742	13,188,320

Life Sciences Tools & Services–3.26%

Charles River Laboratories International, Inc. (b)	224,924	13,436,960
ICON PLC (Ireland)(b)	269,357	15,415,301
Techne Corp.	148,100	13,854,755
	42,707,016

Multi-Line Insurance–1.06%

American Financial Group, Inc.	239,385	13,857,998

Office Services & Supplies–0.89%

Interface, Inc.	721,853	11,650,707

Oil & Gas Drilling–1.00%

Precision Drilling Corp. (Canada)	1,220,320	13,167,253

Oil & Gas Equipment & Services–2.84%

Dresser-Rand Group, Inc. (b)	166,672	13,710,439
Forum Energy Technologies Inc. (b)	401,758	12,297,812
Helix Energy Solutions Group Inc. (b)	509,332	11,235,864
	37,244,115

	Shares	Value

Oil & Gas Exploration & Production–1.72%

Rosetta Resources, Inc. (b)	205,705	$ 9,166,215
Ultra Petroleum Corp. (b)(c)	577,178	13,425,160
		22,591,375

Oil & Gas Storage & Transportation–2.11%

Scorpio Tankers Inc. (Monaco)	1,441,491	11,978,790
SemGroup Corp. -Class A	188,294	15,679,242
		27,658,032

Packaged Foods & Meats–0.85%

TreeHouse Foods, Inc. (b)	138,576	11,155,368

Paper Packaging–1.71%

Graphic Packaging Holding Co. (b)	1,804,842	22,434,186

Pharmaceuticals–1.97%

Endo International PLC (b)	191,183	13,065,446
Impax Laboratories, Inc. (b)	538,306	12,763,235
		25,828,681

Real Estate Services–2.20%

Jones Lang LaSalle Inc.	126,312	15,958,258
Kennedy-Wilson Holdings Inc.	539,010	12,914,680
		28,872,938

Regional Banks–6.53%

BancorpSouth, Inc.	261,123	5,259,017
CVB Financial Corp.	857,524	12,305,469
East West Bancorp, Inc.	399,398	13,579,532
Glacier Bancorp, Inc.	519,662	13,438,459
IBERIABANK Corp.	203,258	12,705,658
PacWest Bancorp	348,363	14,363,007
Western Alliance Bancorp (b)	585,446	13,992,159
		85,643,301

Restaurants–3.64%

Cracker Barrel Old Country Store, Inc.	118,720	12,250,717
Papa John’s International, Inc.	343,408	13,732,886
Red Robin Gourmet Burgers Inc. (b)	204,346	11,627,287
Sonic Corp. (b)	452,423	10,116,178
		47,727,068

Semiconductor Equipment–1.61%

Entegris Inc. (b)	1,026,712	11,807,188
Veeco Instruments Inc. (b)	266,585	9,317,146
		21,124,334

Semiconductors–3.93%

Fairchild Semiconductor International, Inc. (b)	699,558	10,864,136
Integrated Device Technology, Inc. (b)	953,042	15,201,020
Intersil Corp. -Class A	934,822	13,283,820
Power Integrations, Inc.	225,268	12,144,198
		51,493,174

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Specialized REIT’s–0.94%

Geo Group Inc. (The)	321,999	$12,306,802

Specialty Chemicals–1.14%

Minerals Technologies Inc.	241,859	14,925,119

Specialty Stores–0.71%

GNC Holdings, Inc. -Class A	241,781	9,366,596

Steel–0.93%

Haynes International, Inc.	265,280	12,200,227

Technology Distributors–0.99%

Tech Data Corp. (b)	221,038	13,010,297

Technology Hardware, Storage & Peripherals–1.31%

Cray, Inc. (b)	655,248	17,193,708

Trading Companies & Distributors–0.66%

MRC Global Inc. (b)	370,746	8,645,797

Trucking–5.07%

Celadon Group, Inc.	616,512	11,991,158
Heartland Express, Inc.	647,680	15,518,413
Landstar System, Inc.	230,179	16,616,622
Old Dominion Freight Line, Inc. (b)	316,894	22,385,392
		66,511,585
Total Common Stocks & Other Equity Interests
(Cost $1,076,776,630)		1,305,646,786

Money Market Funds–0.70%

Liquid Assets Portfolio – Institutional Class (d)	4,590,964	4,590,964
Premier Portfolio – Institutional Class (d)	4,590,964	4,590,964
Total Money Market Funds (Cost $9,181,928)		9,181,928
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.25%
(Cost $1,085,958,558)		1,314,828,714

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.12%

Liquid Assets Portfolio - Institutional Class (Cost $40,919,025)(d)(e)	40,919,025	40,919,025
TOTAL INVESTMENTS–103.37% (Cost $1,126,877,583)		1,355,747,739
OTHER ASSETS LESS LIABILITIES–(3.37)%		(44,226,212)
NET ASSETS–100.00%		$1,311,521,527

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$39,284,943	$(39,284,943)	$—
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $482,937,648 and $460,150,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$285,275,041
Aggregate unrealized (depreciation) of investment securities	(56,993,784)
Net unrealized appreciation of investment securities	$228,281,257
Cost of investments for tax purposes is $1,127,466,482.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 28, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.